FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                             / /         (a)
             or fiscal year ending:                            12/31/2000   (b)

Is this a transition report? (Y/N)        N
                                   ---------------

Is this an amendment to a previous filing? (Y/N)         N
                                                 ----------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:      Acacia National Variable Annuity Separate
                              Account II
     B. File Number:          811-07627
     C. Telephone Number:     402-467-1122

2.   A. Street:               5900 "O" Street
     B. City:                 Lincoln
     C. State:                NE
     D. Zip Code:             68510           Zip Ext:
     E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)               N
                                   --------------------------------------------

4. Is this the last filing on this form by Registrant? (Y/N)                N
                                   --------------------------------------------

5. Is Registrant a small business investment company (SBIC)? (Y/N)          N
                                   --------------------------------------------
                [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
                                  ---------------------------------------------
                [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)           N
                                   --------------------------------------------
                [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending          12/31/2000
                  --------------------------
                               If filing more than one Page 50, "X" box:   [   ]
File number           811-  07627
                 -------------------



123. [/] State the total value of the additional  units  considered in answering
     item 122 ($000's omitted)                                   $ 35,051
                                                                 ---------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
     subsequent series) ($000's omitted)                         $
                                                                 --------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
     units of all series of Registrant ($000's omitted)          $ 1,089
                                                                 ---------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)
                                                                   $ 0
                                                                  ---------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                      NUMBER OF           TOTAL ASSETS         TOTAL INCOME
                                                       SERIES                ($000'S           DISTRIBUTIONS
                                                      INVESTING             OMITTED)         ($000'S OMITTED)

A.   U.S. Treasury direct issue                                          $                    $
                                                     -----------         --------------       ---------------
B.   U.S. Government agency                                               $                    $
                                                     -----------         --------------       ---------------
C.   State and municipal tax-free                                         $                    $
                                                     -----------         --------------       ---------------
D.   Public utility debt                                                  $                    $
                                                     -----------         --------------       ---------------
E.   Brokers or dealers debt or debt of
     Brokers' or dealers' parent                                         $                    $
                                                     -----------         --------------       ---------------
F.   All other corporate intermed. &
     long-term debt                                                      $                    $
                                                     -----------         --------------       ---------------
G.   All other corporate short-term debt                                 $                    $
                                                     -----------         --------------       ---------------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                                    $                    $
                                                     -----------         --------------       ---------------
I.   Investment company equity securities                                $                    $
                                                     -----------         --------------       ---------------
J.   All other equity securities                                         $      108,758       $        8,287
                                                     -----------         ---------------      ---------------
K.   Other securities                                                    $                    $
                                                     -----------         ---------------      ---------------
L.   Total assets of all series of registrant                            $      108,758       $
                                                     -----------         ---------------      ---------------

This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Lincoln              State of:  NE             Date: 02/27/01

Name of Registrant, Depositor, or Trustee:

Acacia National Life Insurance Company (Depositor)

By (Name and Title):


/s/Charles T. Nasson
------------------------------------
Charles T. Nason
Director, Chairman of the Board, and
    Chief Executive Officer



 Witness (Name and Title):


/s/Robert-John H. Sands
---------------------------------------
Robert-John H. Sands
Senior Vice President, General Counsel,
Corporate Secretary and Director